PROPERTY, PLANT AND EQUIPMENT - Narratives (Details) - USD ($) $ in Billions	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipment [abstract]
Properties. fair value	$ 2.8	$ 2.3